Warrant Liability (Details 1) - Warrant [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of fair value measurements using significant unobservable inputs (Level 3)
Warrant liability, Beginning balance	$ 3,789,562	$ 8,281,247	$ 4,827,788
Decrease from Warrants Exercised	(1,648,811)	(1,055,490)	(201,311)
Increase Decrease in Fair Value	3,011,616	(3,436,195)	3,654,770
Warrant liability, Ending balance	$ 5,152,367	$ 3,789,562	$ 8,281,247